Short-term Bank Deposits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
ShorttermBankDepositsLineItems [Line Items]
Short-term bank deposits	$ 21,135	$ 48,035
Bottom of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	3 months	3 months
Short term bank deposits annual interest rates	2.44%	1.56%
Top of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	1 year	1 year
Short term bank deposits annual interest rates	2.64%	1.81%